Land and Other Inventories (Tables) - AV Homes Inc [Member]	Dec. 05, 2019
Land and Other Inventories
As of September 30, 2018 and December 31, 2017, land and other inventories consisted of the following (in thousands):

	September 30, 2018	December 31, 2017
Land held for future development	$29,763	$29,312
Land developed and in process of development	384,676	351,798
Homes completed or under construction	340,154	222,741

Total	$754,593	$603,851

Interest incurred, capitalized and expensed
The following table represents interest incurred, interest capitalized, and interest expense for the three and nine months ended September 30, 2018 and 2017 (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2018	2017	2018	2017
Interest incurred	$8,531	$8,523	$25,567	$24,046
Interest capitalized	(5,903)	(5,898)	(16,536)	(16,899)

Interest expense	$2,628	$2,625	$9,031	$7,147